Interest and Finance Costs, net (Predecessor)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30, 2023	From January 20, 2022 to June 30, 2022
Interest on long-term debt and other financial liabilities	2,272	-
Amortization of debt finance costs and debt discounts	370	-
Interest on finance lease liability	328	-
Other	9	-
Total	2,979	-

United Maritime Predecessor [Member]
Interest and Finance Costs [Abstract]
Interest and Finance Costs
11.	Interest and Finance Costs, net:

Interest and finance costs are analyzed as follows:

	June 30,
	2022	2021
Interest on long-term debt	273,335	318,646
Amortization of debt issuance costs	43,183	52,419
Other, net	(1,073)	1,954
Total	315,445	373,019